Prospectus Supplement

May 1, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Fundamental Multi-Cap Core Portfolio (the "Fund")

The Fund is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.

  IFIFMCCPROSPT 5/17

Statement of Additional Information Supplement

May 1, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Fundamental Multi-Cap Core Portfolio
(the "Fund")

The Fund is not yet in operation. Accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.